Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 01, 2016	Jun. 02, 2016	Mar. 03, 2016	Dec. 03, 2015	Sep. 03, 2015	Jun. 04, 2015	Mar. 05, 2015	Dec. 04, 2014	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Net sales	$ 3,217	$ 2,898	$ 2,934	$ 3,350	$ 3,600	$ 3,853	$ 4,166	$ 4,573	$ 12,399	$ 16,192	$ 16,358
Gross margin	579	498	579	849	970	1,202	1,405	1,638	2,505	5,215	5,437
Operating income (loss)	(32)	(27)	(5)	232	427	631	855	1,085	168	2,998	3,087
Net income (loss)	(170)	(215)	(96)	206	471	491	935	1,002	(275)	2,899	3,079
Net income (loss) attributable to Micron	$ (170)	$ (215)	$ (97)	$ 206	$ 471	$ 491	$ 934	$ 1,003	$ (276)	$ 2,899	$ 3,045
Earnings (loss) per share
Basic (in dollars per share)	$ (0.16)	$ (0.21)	$ (0.09)	$ 0.20	$ 0.44	$ 0.46	$ 0.87	$ 0.94	$ (0.27)	$ 2.71	$ 2.87
Diluted (in dollars per share)	$ (0.16)	$ (0.21)	$ (0.09)	$ 0.19	$ 0.42	$ 0.42	$ 0.78	$ 0.84	$ (0.27)	$ 2.47	$ 2.54
Selected Quarterly Financial Information [Abstract]
Loss on restructure of debt					$ 1	$ 18		$ 30	$ (4)	$ (49)	$ (184)
2016 Restructuring Plan
Selected Quarterly Financial Information [Abstract]
2016 Restructuring Plan	$ 58								$ 58	$ 0	$ 0